UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eagle Value Partners, LLC

Address:  655 Third Avenue, 11th Floor
          New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer              New York, New York       August 14, 2012
----------------------             ------------------       -----------------
     [Signature]                      [City, State]               [Date]


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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        17

Form 13F Information Table Value Total:       $79,291
                                            (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1.     028-10559                Eagle Capital Partners, L.P.

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                                                  FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6         COLUMN 7     COLUMN 8

                             TITLE                         VALUE     SHRS OR  SH/ PUT/  INVESTMENT       OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION       MGRS    SOLE  SHARED  NONE
--------------               ---------         ------      --------- -------- --- ----- -----------      -----   ----- ------- ----
BLACK DIAMOND INC            COM               09202G101      556     58,846  SH        SHARED-DEFINED   1              58,846
CALPINE CORP                 COM NEW           131347304    6,054    366,700  SH        SHARED-DEFINED   1             366,700
COLFAX CORP                  COM               194014106    2,800    101,566  SH        SHARED-DEFINED   1             101,566
GENTIUM S P A                SPONSORED ADR     37250B104      553     59,761  SH        SHARED-DEFINED   1              59,761
GILDAN ACTIVEWEAR INC        COM               375916103   12,346    448,614  SH        SHARED-DEFINED   1             448,614
GLOBE SPECIALTY METALS INC   COM               37954N206    5,123    381,428  SH        SHARED-DEFINED   1             381,428
INNOPHOS HOLDINGS INC        COM               45774N108    4,727     83,721  SH        SHARED-DEFINED   1              83,721
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT    55608B105   12,413    372,874  SH        SHARED-DEFINED   1             372,874
PACKAGING CORP AMER          COM               695156109    5,465    193,521  SH        SHARED-DEFINED   1             193,521
PHILLIPS 66                  COM               718546104    4,662    140,252  SH        SHARED-DEFINED   1             140,252
ROCK-TENN CO                 CL A              772739207    2,179     39,940  SH        SHARED-DEFINED   1              39,940
ROCKWOOD HLDGS INC           COM               774415103    7,804    175,955  SH        SHARED-DEFINED   1             175,955
SANOFI                       RIGHT 12/31/2020  80105N113      293    207,500  SH        SHARED-DEFINED   1             207,500
SEACOAST BKG CORP FLA        COM               811707306    1,162    779,803  SH        SHARED-DEFINED   1             779,803
SIX FLAGS ENTMT CORP NEW     COM               83001A102    6,789    125,300  SH        SHARED-DEFINED   1             125,300
SPANSION INC                 COM CL A NEW      84649R200    1,799    163,800  SH        SHARED-DEFINED   1             163,800
VIACOM INC NEW               CL B              92553P201    4,569     97,162  SH        SHARED-DEFINED   1              97,162



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